Schedule of analysis of deferred tax assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Tax loss carryforward		$ 374
Trade receivables and other receivables	2,233	2,038
Trade payables and other payables	1,201	1,022	1,236
Salaries and social security taxes payable	532	385	232
Benefit plans	18	116	222
Tax liabilities	25	29	38
Provisions	1,616	1,234	1,382
Deferred tax asset	5,625	5,198	4,247
Property, plant and equipment	(50,984)	(35,283)	(40,347)
Financial assets at fair value through profit or loss	(382)	(450)	(427)
Borrowings	(1)	(3)	(8)
Tax inflation adjustment	(3,696)	(5,236)	(4,658)
Deferred tax liability	(55,063)	(40,972)	(45,440)
Net deferred tax liabilities	(49,438)	(35,774)	(41,193)
Inventories		2,038	$ 1,137
Deferred tax asset	5,625	5,198
Deferred tax liability	(55,063)	(40,972)
Recovered in more than12 months member
IfrsStatementLineItems [Line Items]
Deferred tax asset	5,625	5,198
Deferred tax liability	(55,063)	(40,972)
Result fromexposure to inflation member
IfrsStatementLineItems [Line Items]
Tax loss carryforward	(126)
Trade receivables and other receivables	(687)
Trade payables and other payables	(345)	(327)
Salaries and social security taxes payable	(130)	(60)
Benefit plans	(39)	(59)
Tax liabilities	(10)	(11)
Provisions	(416)	(367)
Deferred tax asset	(1,753)	(1,126)
Property, plant and equipment	11,899	10,710
Financial assets at fair value through profit or loss	152	113
Borrowings	1	3
Tax inflation adjustment	1,766	1,237
Deferred tax liability	13,818	12,063
Net deferred tax liabilities	12,065	10,937
Inventories		(302)
Charged to profit and loss member
IfrsStatementLineItems [Line Items]
Tax loss carryforward	(248)	374
Trade receivables and other receivables	882
Trade payables and other payables	524	113
Salaries and social security taxes payable	277	213
Benefit plans	11	2
Tax liabilities	6	2
Provisions	798	219
Deferred tax asset	2,250	2,126
Property, plant and equipment	(27,600)	(5,646)
Financial assets at fair value through profit or loss	(84)	(136)
Borrowings	1	2
Tax inflation adjustment	(226)	(1,815)
Deferred tax liability	(27,909)	(7,595)
Net deferred tax liabilities	(25,659)	(5,469)
Inventories		1,203
Charged to other comprehensive income member
IfrsStatementLineItems [Line Items]
Tax loss carryforward
Trade receivables and other receivables
Trade payables and other payables
Salaries and social security taxes payable
Benefit plans	(70)	(49)
Tax liabilities
Provisions
Deferred tax asset	(70)	(49)
Property, plant and equipment
Financial assets at fair value through profit or loss
Borrowings
Tax inflation adjustment
Deferred tax liability
Net deferred tax liabilities	$ (70)	(49)
Inventories